Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer	1.25%	1.25%
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.50%	0.50%